SUBSEQUENT EVENTS (Details)	1 Months Ended				2 Months Ended	6 Months Ended
	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($) $ / shares	Jul. 31, 2016 USD ($) $ / shares shares	Feb. 27, 2013	Sep. 30, 2016	Jun. 30, 2016 USD ($) shares	May 31, 2016 USD ($)	Dec. 31, 2015 shares
Subsequent Event [Line Items]
Ordinary shares issued (in shares) | shares						198,375,854		112,342,989
Installments And Newbuilding Supervision Fees Paid						$ 302,700,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Investment Options, Exercise Price | $ / shares			$ 8.00
Dividends Payable, Amount Per Share | $ / shares		$ 0.20
Number of stock options awarded to employees | shares			1,170,000
Stock options, term			5
Stock options, vesting period			3
Term loan facility $328.4 million [Member]
Subsequent Event [Line Items]
long term debt, commitments							$ 328,400,000
Term loan facility $328.4 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt		$ 328,400,000
long term debt, commitments		$ 328,400,000
Debt Instrument, Term		18 years
Number of newbuild vessels financed by term loan facility		0
Term loan facility $109.2 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt			$ 109,200,000
Debt Instrument, Term			17 years
Number of newbuild vessels financed by term loan facility			2
Debt instrument, number of tranches			2
Term loan facility $324.6 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
long term debt, commitments		$ 321,600,000
Debt Instrument, Term		15 years
Number of newbuild vessels financed by term loan facility		8
Term loan facility $110.5 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
long term debt, commitments		$ 110,500,000
Debt Instrument, Term		18 years
London Interbank Offered Rate (LIBOR) [Member] | Loans Payable [Member] | Term loan facility $109.2 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate			19000.00%
London Interbank Offered Rate (LIBOR) [Member] | Loans Payable [Member] | Term loan facility $110.5 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate			19000.00%
Suezmax [Member] | Term loan facility $328.4 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels pledged as security on long-term debt instrument		0
Suezmax [Member] | Term loan facility $324.6 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels pledged as security on long-term debt instrument		4
LR2 tanker [Member] | Term loan facility $328.4 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels pledged as security on long-term debt instrument		0
LR2 tanker [Member] | Term loan facility $324.6 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels pledged as security on long-term debt instrument		4
VLCC Vessels [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of newbuilding contracts terminated	4
Contracted price of newbuildings, gross	$ 364,300,000.0
Installments And Newbuilding Supervision Fees Paid	45,500,000.0
Cancellation fee on termination, per vessel	$ 500,000.0
VLCC Vessels [Member] | Term loan facility $110.5 million [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of newbuild vessels financed by term loan facility		2
MR tanker [Member]
Subsequent Event [Line Items]
Number of newbuild vessels financed by term loan facility				6
number of vessels held for sale						6
MR tanker [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels delivered and sold					5